Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2019
Entity Registrant Name	CAPITAL WORLD BOND FUND
Entity Central Index Key	0000812303
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 30, 2020
Document Effective Date	Oct. 30, 2020
Prospectus Date	Oct. 30, 2020
Capital World Bond Fund | Class T
Prospectus:
Trading Symbol	TWCWX
Capital World Bond Fund | Class 529-T
Prospectus:
Trading Symbol	TWCBX
Capital World Bond Fund | Class F-3
Prospectus:
Trading Symbol	WFBFX
Capital World Bond Fund | Class R-5E
Prospectus:
Trading Symbol	RCWHX
Capital World Bond Fund | Class R-2E
Prospectus:
Trading Symbol	RCEBX
Capital World Bond Fund | Class R-6
Prospectus:
Trading Symbol	RCWGX
Capital World Bond Fund | Class F-2
Prospectus:
Trading Symbol	BFWFX
Capital World Bond Fund | Class 529-F-1
Prospectus:
Trading Symbol	CCWFX
Capital World Bond Fund | Class 529-E
Prospectus:
Trading Symbol	CCWEX
Capital World Bond Fund | Class 529-C
Prospectus:
Trading Symbol	CCWCX
Capital World Bond Fund | Class 529-A
Prospectus:
Trading Symbol	CCWAX
Capital World Bond Fund | Class F-1
Prospectus:
Trading Symbol	WBFFX
Capital World Bond Fund | Class C
Prospectus:
Trading Symbol	CWBCX
Capital World Bond Fund | Class R-5
Prospectus:
Trading Symbol	RCWFX
Capital World Bond Fund | Class R-4
Prospectus:
Trading Symbol	RCWEX
Capital World Bond Fund | Class R-3
Prospectus:
Trading Symbol	RCWCX
Capital World Bond Fund | Class R-2
Prospectus:
Trading Symbol	RCWBX
Capital World Bond Fund | Class R-1
Prospectus:
Trading Symbol	RCWAX
Capital World Bond Fund | Class A
Prospectus:
Trading Symbol	CWBFX
Capital World Bond Fund | Class 529-F-2
Prospectus:
Trading Symbol	FCWBX
Capital World Bond Fund | Class 529-F-3
Prospectus:
Trading Symbol	FWBCX